REVENUE RECOGNITION - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total Revenue	$ 7,233	$ 6,454	$ 6,173	$ 12,627	$ 19,860	$ 26,629	$ 23,362
Brand revenue
Disaggregation of Revenue [Line Items]
Total Revenue						940	654
Brand revenue | United States
Disaggregation of Revenue [Line Items]
Total Revenue						936	654
Brand revenue | Canada
Disaggregation of Revenue [Line Items]
Total Revenue						4	0
Retail revenue
Disaggregation of Revenue [Line Items]
Total Revenue						25,689	22,708
Retail revenue | United States
Disaggregation of Revenue [Line Items]
Total Revenue						25,075	22,518
Retail revenue | Canada
Disaggregation of Revenue [Line Items]
Total Revenue						$ 614	$ 190